Provision for Pension and Other Post-Retirement Medical Benefits (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 69	$ 64	$ 64
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	221	194	191
Transferred to other non-current assets	0	3
Transfer Other Current Liabilities [Abstract]
Short-term portion transferred to other current liabilities.	(12)	(12)	(14)
Total provision classified as a non-current liability	209	185	180
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Net amount recognized	(221)	(194)	(191)
AngloGold Ashanti Pension Fund [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	24	23	0
Transfer Other Current Liabilities [Abstract]
Defined Benefit Plan Accumulated Benefit Obligation	274	269	290
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	307	334	269
Service cost	7	7	7
Interest cost	26	25	25
Plan participants contributions	1	2	2
Actuarial (gain)/Loss	22	22	21
Benefits paid	(18)	(19)	(28)
Translation	(17)	(64)	38
Benefit obligation at December 31,	328	307	334
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,	284	334	274
Actual return on plan assets	45	24	40
Company contributions	7	7	8
Plan participants contributions	1	2	2
Benefits paid	(18)	(19)	(28)
Translation	(15)	(64)	38
Fair value of plan assets at December 31,	304	284	334
Funded/(Unfunded) status at end of year	(24)	(23)	0
Net amount recognized	(24)	(23)	0
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	7	7	7
Interest cost	26	25	25
Actuarial loss/(gain)	8	28	10
Expected return on assets	(31)	(30)	(29)
Net periodic benefit cost	10	30	13
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate (Percent)	8.25%	8.75%	8.50%
Rate of compensation increase (Percent)	8.00%	8.00%	7.25%
Short Term Increase In Compensation Rates (Percent)	5.50%	7.50%	7.50%
Long Term Increase In Compensation Rates (Percent)	8.00%	8.00%	7.25%
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)	8.25%	8.75%	8.50%
Expected long-term return on plan assets (Percent)	10.53%	11.20%	9.99%
Rate of compensation increase (Percent)	8.00%	8.00%	7.25%
Pension Increase (Percent)	5.40%	5.40%	4.73%
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	304	284	334
Investment Owned At Fair Value	92	89
Defined benefit plan - Weighted average asset allocations (percent)	100.00%	100.00%
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected Company Contributions in the next fiscal year	5
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2013	19
2014	20
2015	20
2016	21
2017	21
2018 - 2022	117
AngloGold Ashanti Pension Fund [Member] | Equity Securities [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Defined benefit plan - Weighted average asset allocations (percent)	56.00%	56.00%
AngloGold Ashanti Pension Fund [Member] | Equity Securities [Member] | AngloGold Ashanti [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Investments in related parties (Shares)	184,432	100,079
Investment Owned At Fair Value	6	4
Defined benefit plan - Weighted average asset allocations (percent)	1.90%	1.50%
AngloGold Ashanti Pension Fund [Member] | Domestic Equity Security [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	115	106
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	115	106
AngloGold Ashanti Pension Fund [Member] | Domestic Equity Security [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	115	106
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	115	106
AngloGold Ashanti Pension Fund [Member] | Foreign Equity Security [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	57	54
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	57	54
AngloGold Ashanti Pension Fund [Member] | Foreign Equity Security [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	57	54
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	57	54
AngloGold Ashanti Pension Fund [Member] | Debt Securities [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Defined benefit plan - Weighted average asset allocations (percent)	38.00%	37.00%
AngloGold Ashanti Pension Fund [Member] | Domestic fixed interest bonds [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	90	81
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	90	81
AngloGold Ashanti Pension Fund [Member] | Domestic fixed interest bonds [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	90	81
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	90	81
AngloGold Ashanti Pension Fund [Member] | Foreign fixed interest bonds [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	15	14
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	15	14
AngloGold Ashanti Pension Fund [Member] | Foreign fixed interest bonds [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	15	14
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	15	14
AngloGold Ashanti Pension Fund [Member] | Real Estate Investment Trust [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	3	3
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	3	3
AngloGold Ashanti Pension Fund [Member] | Real Estate Investment Trust [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	3	3
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	3	3
AngloGold Ashanti Pension Fund [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	13	16
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	13	16
AngloGold Ashanti Pension Fund [Member] | Cash And Cash Equivalents [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	13	16
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	13	16
AngloGold Ashanti Pension Fund [Member] | Unlisted Specialised Credit [member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	11	10
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	11	10
AngloGold Ashanti Pension Fund [Member] | Unlisted Specialised Credit [member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	11	10
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	11	10
AngloGold Ashanti Pension Fund [Member] | Other [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Defined benefit plan - Weighted average asset allocations (percent)	6.00%	7.00%
AngloGold Ashanti Pension Fund [Member] | Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Ifm Corporate Bond Unit Trust [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Investments owned (Shares)	271,680,384	287,226,346
Investment Owned At Fair Value	35	36
Defined benefit plan - Weighted average asset allocations (percent)	11.40%	12.70%
AngloGold Ashanti Pension Fund [Member] | Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Allan Gray Orbis Global Equity Fund [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Investments owned (Shares)	224,509	242,110
Investment Owned At Fair Value	29	27
Defined benefit plan - Weighted average asset allocations (percent)	9.50%	9.50%
AngloGold Ashanti Pension Fund [Member] | Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Contrarius Global Equity Fund [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Investments owned (Shares)	1,151,413	1,251,535
Investment Owned At Fair Value	28	26
Defined benefit plan - Weighted average asset allocations (percent)	9.20%	9.10%
South Africa Post-Retirement Medical Benefits [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	183	159	179
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	159	179	149
Service cost	1	1	1
Recognition of past service cost	22	0	0
Interest cost	13	13	13
Actuarial (gain)/Loss	11	11	10
Benefits paid	(15)	(13)	(14)
Translation	(8)	(32)	20
Benefit obligation at December 31,	183	159	179
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Funded/(Unfunded) status at end of year	(183)	(159)	(179)
Net amount recognized	(183)	(159)	(179)
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	1	1	1
Recognition of past service cost	22	0	0
Interest cost	13	13	13
Actuarial loss/(gain)	11	11	10
Net periodic benefit cost	47	25	24
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)	7.75%	8.75%	8.50%
Defined Benefit Plan Assumed Health Care Cost Trend Rates [Abstract]
Expected increase in health care costs (Percent)	7.00%	7.50%	7.60%
Health care cost trend assumed for next year (Percent)	7.00%	7.50%	7.60%
Rate to which the cost trend is assumed to decline (ultimate trend rate) (Percent)	7.00%	7.50%	7.60%
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
1 percent increase in service and interest costs	1
1 percent increase in post retirement benefit obligation	5
1 percent decrease in service and interest costs	(1)
1 percent decrease in post retirement benefit obligation	(16)
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected Company Contributions in the next fiscal year	12
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2013	12
2014	13
2015	14
2016	15
2017	15
2018 - 2022	81
Post-retirement medical scheme for Rand Refinery employees [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Transferred to other non-current assets	0	2	3
Other defined benefit plans [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	14	12	12
Transfer Other Current Liabilities [Abstract]
Defined Benefit Plan Accumulated Benefit Obligation	14	12	12
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	21	22	18
Interest cost	1	1	1
Actuarial (gain)/Loss	1	0	5
Disposal of subsidiary	(2)	0	0
Benefits paid	(2)	(2)	(2)
Translation	(1)	0	0
Benefit obligation at December 31,	18	21	22
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,	9	10	8
Actual return on plan assets	0	1	2
Disposal of subsidiary	(4)	0	0
Benefits paid	0	0	(1)
Translation	(1)	(2)	1
Fair value of plan assets at December 31,	4	9	10
Funded/(Unfunded) status at end of year	(14)	(12)	(12)
Net amount recognized	(14)	(12)	(12)
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Interest cost	1	1	1
Actuarial loss/(gain)	1	(1)	(1)
Net periodic benefit cost	2	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	4	9	10
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2013	2
2014	1
2015	1
2016	1
2017	1
2018 - 2022	5
Ashanti Retired Staff Pension Plan [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Transferred to other non-current assets	0	1	0
South Africa [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	46	48	48
Continental Africa [Member] | Ghana [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	10	3	3
Continental Africa [Member] | Guinea [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	2	2
Continental Africa [Member] | Namibia [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	2	1
Continental Africa [Member] | Tanzania [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	0	0	0
Australasia [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	6	5	4
Americas [Member] | United States of America [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	2	2
Defined Contribution Footnote Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, (Percent)	60.00%
Defined Contribution Plan, Employer Matching Contribution, (Percent)	5.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match (Percent)	150.00%
Americas [Member] | Brazil [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	1	2	4
Americas [Member] | Argentina [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	0	0	0
Defined Contribution Footnote Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, (Percent)	11.00%
Defined Contribution Plan, Employer Matching Contribution, (Percent)	17.00%
Americas [Member] | Colombia [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 0	$ 0	$ 0
Defined Contribution Footnote Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, (Percent)	10.00%
Defined Contribution Plan, Employer Matching Contribution, (Percent)	50.00%